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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               ----------------

Check here if Amendment [   ]; Amendment Number:
                                                --------------------------------
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Perseus, L.L.C.
             ----------------------------------------------------------
Address:     2099 Pennsylvania Avenue, N.W., Suite 900
             ----------------------------------------------------------
             Washington, D.C.  20006


Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rodd Macklin
             ----------------------------------------------------------
Title:       Chief Financial Officer, Treasurer and Secretary
             ----------------------------------------------------------
Phone:       (202) 772-1481
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

             /s/ Rodd Macklin                               Washington, D.C.                 April 28, 2004
--------------------------------------------     -----------------------------------    --------------------------
                [Signature]                                  [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             0
                                            ---------------------------

Form 13F Information Table Entry Total:                       16
                                            ---------------------------

Form 13F Information Table Value Total:                       $100,289
                                            ---------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE


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                                                      FORM 13F INFORMATION TABLE

        COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6  COLUMN            COLUMN 8
                                                                                                        7
                                  TITLE OF                VALUE     SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
      NAME OF ISSUER               CLASS     CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION MANAGERS
                                                                                                                SOLE    SHARED NONE
--------------------------------- -------- ----------- ---------- ----------- ----- ------ --------- ------- ---------- ------ -----
    Allos Therapeutics, Inc.       Common   019777101    $3,168     660,100    SH           DEFINED            660,100
--------------------------------- -------- ----------- ---------- ----------- ----- ------ --------- ------- ---------- ------ -----
       Beacon Power Corp.          Common   073677106    $5,852    7,502,351   SH           DEFINED          7,502,351
--------------------------------- -------- ----------- ---------- ----------- ----- ------ --------- ------- ---------- ------ -----
BioMarin (Glyko Biomedical Ltd.)   Common  00009061G1    $1,504     200,000    SH           DEFINED            200,000
--------------------------------- -------- ----------- ---------- ----------- ----- ------ --------- ------- ---------- ------ -----
 CollaGenex Pharmaceuticals Inc.   Common   19419B100    $1,846     138,580    SH           DEFINED            138,580
--------------------------------- -------- ----------- ---------- ----------- ----- ------ --------- ------- ---------- ------ -----
   Distributed Energy Systems      Common  00025475V1    $2,480      746,980   SH           DEFINED            746,980
--------------------------------- -------- ----------- ---------- ----------- ----- ------ --------- ------- ---------- ------ -----
       Diversa Corporation         Common   255064107    $4,852     544,000    SH           DEFINED            544,000
--------------------------------- -------- ----------- ---------- ----------- ----- ------ --------- ------- ---------- ------ -----
        Dyax Corporation           Common   26746E103    $2,582     250,908    SH           DEFINED            250,908
--------------------------------- -------- ----------- ---------- ----------- ----- ------ --------- ------- ---------- ------ -----
         Exelixis, Inc.            Common   30161Q104    $7,189     843,750    SH           DEFINED            843,750
--------------------------------- -------- ----------- ---------- ----------- ----- ------ --------- ------- ---------- ------ -----
 La Jolla Pharmaceutical Company   Common   503459109      $828     300,000    SH           DEFINED            300,000
--------------------------------- -------- ----------- ---------- ----------- ----- ------ --------- ------- ---------- ------ -----
  Sciclone Pharmaceuticals Inc.    Common   80862K104      $582      107,860   SH           DEFINED            107,860
------------------------------------------------------------------------------------------------------------------------------------
         [Repeat as necessary]


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                                                      FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6 COLUMN 7         COLUMN 8
                                                                                        INVESTMENT
                                    TITLE OF               VALUE    SHRS OR   SH/  PUT/    DIS-   OTHER       VOTING AUTHORITY
          NAME OF ISSUER             CLASS     CUSIP       (x$)     PRN AMT   PR   CALL  CRETION MANAGERS  SOLE     SHARED    NONE
---------------------------------- --------- ----------- --------- ---------- --- ------ ------- ------- -------- ----------- -----
        Allos Therapeutics          Common    019777101   $12,000   2,500,000 SH          OTHER                    2,500,000
---------------------------------- --------- ----------- --------- ---------- --- ------ ------- ------- -------- ----------- -----
         Axcan Pharma Inc.          Common    054923107   $19,050   1,000,000 SH          OTHER                    1,000,000
---------------------------------- --------- ----------- --------- ---------- --- ------ ------- ------- -------- ----------- -----
 CollaGenex Pharmaceuticals, Inc.   Common    19419B100    $5,630     422,699 SH          OTHER                      422,699
---------------------------------- --------- ----------- --------- ---------- --- ------ ------- ------- -------- ----------- -----
IntraBiotics Pharmaceuticals, Inc.  Common    46116T100    $1,632      97,133 SH          OTHER                       97,133
---------------------------------- --------- ----------- --------- ---------- --- ------ ------- ------- -------- ----------- -----
           Myogen, Inc.             Common    00062856E1  $18,370   1,677,602 SH          OTHER                    1,677,602
---------------------------------- --------- ----------- --------- ---------- --- ------ ------- ------- -------- ----------- -----
          Valentis, Inc.            Common    91913E104   $12,723   2,167,744 SH          OTHER                    2,167,744
---------------------------------- --------- ----------- --------- ---------- --- ------ ------- ------- -------- ----------- -----
     [Repeat as necessary]
---------------------------------- --------- ----------- --------- ---------- --- ------ ------- ------- -------- ----------- -----